Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Payroll and welfare payables	3,027	3,106	458
Others	1,785	2,786	410
	4,812	5,892	868